Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	$ 1,394,476	$ 1,351,187
Less: accumulated amortization	440,792	392,071
Intangible assets, net	953,684	959,116
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	1,034,998	1,002,869
Digital factory operation management system [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	174,821	169,394
Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	145,754	141,229
Mask customization system [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	$ 38,903	$ 37,695